Financial Instruments - Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Contracts, Beginning of Year	$ 46	$ (68)
Change in Fair Value of Contracts in Place at Beginning of Year	0	(5)
Change in Fair Value of Contracts Entered Into During the Year	(45)	(1,641)
Fair Value of Contracts Realized During the Year	9	1,762
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	2	(2)
Fair Value of Contracts, End of Year	$ 12	$ 46